Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax savings	$ 825,784	$ 814,256	$ 543,404
Basic and diluted earnings per shares	$ 0.04	$ 0.04	$ 0.03
Income tax expenses	$ 286,071	$ 673,034	$ 145,263
Operating loss (NOL) carryforward	3,600,000	3,600,000
Allowance for doubtful accounts	$ 225,936	$ 19,386